SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Bonus royalties (Details) - $ / T	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Disaggregation of Revenue
Bonus royalty percentage	0.50%
Bonus royalty, gross proceeds percentage	3.00%
Royalty bonuses, price above adjusted threshold price per ton	2
Adjusted threshold price (in dollars per ton)	71.7	69.41	67.75
Minimum
Disaggregation of Revenue
Bonus royalty, gross proceeds percentage	1.00%
Maximum
Disaggregation of Revenue
Royalty bonuses, adjusted threshold price	10